Organization and Description of Business (Details Narrative)	9 Months Ended
Feb. 29, 2020
Royalty fee gross sales rate	0.06
National marketing fee rate	0.01
Simplicity One Brasil Ltd [Member]
Equity method investment, ownership percentage	90.00%